Taxes - Income Tax Assessments (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income tax examination
Possible additional taxable income based on IRS assessment	$ 4,500
India Tax Authorities
Income tax examination
Prepaid income taxes		$ 727